Hood River New Opportunities Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
COMMUNCATION SERVICES- 2.7%
Diversified Telecommunication Services - 1.3%
Cogent Communications Holdings, Inc.	687	52,157
		$–
Entertainment - 0.8%
Electronic Arts, Inc.	247	35,430
		$–
Interactive Media & Services - 0.6%
Reddit, Inc. - Class A (a)(b)	420	27,686
Total Communication Services		115,273

CONSUMER DISCRETIONARY - 9.5%
Broadline Retail - 2.6%
Global-e Online Ltd. (a)	1,160	44,590
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	719	69,887
		114,477
Hotels, Restaurants & Leisure - 3.7%
Caesars Entertainment, Inc. (a)	870	36,314
Genius Sports Ltd. (a)	5,515	43,238
Kura Sushi USA, Inc. - Class A (a)	428	34,480
Life Time Group Holdings, Inc. (a)	879	21,465
Rush Street Interactive, Inc. (a)	2,284	24,781
		160,278
Household Durables - 1.5%
SharkNinja, Inc.	586	63,704

Management of Companies & Enterprises – 1.0%
Viking Holdings Ltd. ORD SHS (a)	1,243	43,368
		$–
Specialty Retail - 0.7%
Abercrombie & Fitch Co. - Class A (a)(b)	217	30,358
TOTAL CONSUMER DISCRETIONARY		412,185

CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Sprouts Farmers Market, Inc. (a)	418	46,151
TOTAL CONSUMER STAPLES

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	1,158	33,177
NexGen Energy Ltd. (a)	5,013	32,735
Northern Oil & Gas, Inc. (b)	729	25,814
		91,726
TOTAL ENERGY		91,726

FINANCIALS - 2.7%
Banks - 2.7%
Customers Bancorp, Inc. (a)	407	18,905
Western Alliance Bancorp	1,128	97,561
		116,466
TOTAL FINANCIALS		116,466

HEALTH CARE - 22.0%
Biotechnology - 11.5%
Biohaven Ltd. (a)	522	26,084
Blueprint Medicines Corp. (a)	366	33,855
Crinetics Pharmaceuticals, Inc. (a)	521	26,623
Cytokinetics, Inc. (a)(b)	556	29,357
Immunovant, Inc. (a)	812	23,150
Insmed, Inc. (a)	872	63,656
Iovance Biotherapeutics, Inc. (a)(b)	5,128	48,152
Krystal Biotech, Inc. (a)(b)	291	52,971
MoonLake Immunotherapeutics (a)(b)	339	17,092
Natera, Inc. (a)	226	28,691
Neurocrine Biosciences, Inc. (a)	257	29,612
REVOLUTION Medicines, Inc. (a)	833	37,777
Rhythm Pharmaceuticals, Inc. (a)	390	20,432
TG Therapeutics, Inc. (a)(b)	1,026	23,998
Viking Therapeutics, Inc. (a)(b)	503	31,845
		493,295
Health Care Equipment & Supplies - 3.7%
AtriCure, Inc. (a)	1,872	52,491
Lantheus Holdings, Inc. (a)	660	72,434
TransMedics Group, Inc. (a)	214	33,598
		158,523
Health Care Providers & Services - 4.4%
Guardant Health, Inc. (a)	914	20,967
National HealthCare Corp.	168	21,129
Option Care Health, Inc. (a)	1,138	35,619
PACS Group, Inc. (a)	1,346	53,800
RadNet, Inc. (a)	801	55,581
Select Medical Holdings Corp.	185	6,451
		193,547
Health Care Technology - 0.4%
Evolent Health, Inc. - Class A (a)(b)	655	18,523
		$–
Pharmaceuticals - 2.0%
Axsome Therapeutics, Inc. (a)	387	34,780
Intra-Cellular Therapies, Inc. (a)	351	25,683
Verona Pharma PLC - ADR (a)	907	26,095
		86,558
TOTAL HEALTH CARE		950,446

INDUSTRIALS - 24.2%
Aerospace & Defense - 4.2%
Axon Enterprise, Inc. (a)	223	89,111
Bombardier, Inc. - Class B (a)	600	45,655
Kratos Defense & Security Solutions, Inc. (a)	1,943	45,272
		180,038
Commercial Services & Supplies - 3.6%
Clean Harbors, Inc. (a)	284	68,646
GFL Environmental, Inc.	2,235	89,132
		157,778
Construction & Engineering - 8.2%
API Group Corp. (a)	92	3,038
Argan, Inc.	447	45,339
Comfort Systems USA, Inc.	272	106,174
Fluor Corp. (a)	776	37,023
Granite Construction, Inc. (b)	530	42,018
MasTec, Inc. (a)(b)	859	105,743
MDU Resources Group, Inc.	693	18,995
		358,330
Ground Transportation - 1.5%
Proficient Auto Logistics, Inc. (a)	881	12,493
XPO, Inc. (a)(b)	488	52,465
		64,958
Machinery - 1.0%
Flowserve Corp.	357	18,453
Kornit Digital Ltd. (a)	109	2,816
SPX Technologies, Inc. (a)	130	20,730
		41,999
Marine Transportation - 1.5%
Kirby Corp. (a)	514	62,929
		$–
Professional Services - 0.7%
Parsons Corp. (a)	298	30,897
		$–
Trading Companies & Distributors - 3.5%
FTAI Aviation Ltd.	994	132,103
Xometry, Inc. - Class A (a)	1,156	21,236
		153,339
TOTAL INDUSTRIALS		1,050,268

INFORMATION TECHNOLOGY - 30.8%(c)
Communications Equipment - 0.8%
Ciena Corp. (a)	588	36,215
		$–
Electronic Equipment, Instruments & Components - 3.0%
Coherent Corp. (a)(b)	1,068	94,956
Corning, Inc.	754	34,043
		128,999
Interactive Media & Services - 0.8%
QuinStreet, Inc. (a)	1,826	34,931
		$–
IT Services - 9.3%
Applied Digital Corp. (a)	39,000	321,749
DigitalOcean Holdings, Inc. (a)(b)	648	26,173
MongoDB, Inc. (a)	223	60,288
		408,210
Professional Services - 0.5%
ExlService Holdings, Inc. (a)	566	21,593
		$–
Semiconductors & Semiconductor Equipment - 7.5%
Entegris, Inc. (b)	306	34,434
FormFactor, Inc. (a)	1,104	50,784
MACOM Technology Solutions Holdings, Inc. (a)(b)	479	53,294
Marvell Technology, Inc.	832	60,004
MKS Instruments, Inc. (b)	169	18,372
Semtech Corp. (a)	2,390	109,126
		326,014
Software - 8.9%
ACI Worldwide, Inc. (a)	1,925	97,983
Cadence Design Systems, Inc. (a)	125	33,879
Clearwater Analytics Holdings, Inc. - Class A (a)	1,874	47,319
CyberArk Software Ltd. (a)(b)	141	41,117
Q2 Holdings, Inc. (a)	918	73,229
SentinelOne, Inc. - Class A (a)	1,204	28,800
Varonis Systems, Inc. (a)	1,000	56,500
		378,827
TOTAL INFORMATION TECHNOLOGY		1,334,789

MATERIALS - 3.1%
Chemicals - 1.1%
DuPont de Nemours, Inc.	554	49,367
		$–
Construction Materials - 2.0%
Eagle Materials, Inc.	119	34,230
Knife River Corp. (a)	575	51,400
		85,630
TOTAL MATERIALS		134,997

UTILITIES - 1.2%
Electric Utilities - 1.2%
NRG Energy, Inc.	578	52,656
TOTAL UTILITIES		52,656
TOTAL COMMON STOCKS (Cost $3,898,229)		4,304,957

SHORT-TERM INVESTMENTS - 14.9%
Investments Purchased with Proceeds from Securities Lending - 14.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	627,895	627,895

Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (d)	17,382	17,382
TOTAL SHORT-TERM INVESTMENTS (Cost $645,277)		645,277

TOTAL INVESTMENTS - 114.4% (Cost $4,543,506)		4,950,234
Liabilities in Excess of Other Assets - (14.4)%		(624,748)
TOTAL NET ASSETS - 100.0%		$4,325,486

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $610,767 which represented 14.1% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Hood River New Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,304,957	$–	$–	$4,304,957
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	627,895
Money Market Funds	17,382	–	–	17,382
Total Investments	$4,322,339	$–	$–	$4,950,234

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $627,895 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.